Statement of Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Capital Reserve [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023		$ 191,477	$ 149,614	$ (971,483)	$ 87,756	$ (14,979)	$ 51,057	$ (506,558)
Balances, shares at Mar. 31, 2023		19,147,698
Reverse Split of shares during the year
Reverse Split of shares, shares		(4,201,413)
Ordinary shares issued during the year		$ 223,804	6,045,323					6,269,127
Ordinary shares issued during the year, shares		22,380,446
Class A ordinary shares, $0.000001 par value		$ 4						4
Net Loss				(11,427,935)		(54,359)		(11,482,294)
Adjustments Pertaining to Business Combination				152,359				152,359
Earnout shares issued			5,456,500					5,456,500
Exchange gain on translation of Foreign Subsidiaries							5,286	5,286
Remeasurements of the net defined benefit liability / asset, net							(2,048)	(2,048)
Class A ordinary shares, $0.000001 par value		(4)						(4)
Balance at Mar. 31, 2024		$ 415,285	11,651,437	(12,247,059)	87,756	(69,338)	54,295	(107,624)
Balances, shares at Mar. 31, 2024		37,326,731
Reverse Split of shares during the year
Reverse Split of shares, shares	[1]	(650,027,480)
Ordinary shares issued during the year		$ 1,210,748	6,589,252					7,800,000
Ordinary shares issued during the year, shares		121,074,798
Class A ordinary shares, $0.000001 par value		$ 4						4
Net Loss				(35,007,627)		(49,312)		(35,056,939)
Earnout shares issued		3,897,500	27,672,250					31,569,750
Exchange gain on translation of Foreign Subsidiaries							(37,162)	(37,162)
Remeasurements of the net defined benefit liability / asset, net							2,812	2,812
Class A ordinary shares, $0.000001 par value		$ (4)						(4)
Earnout shares issued, shares		389,749,980
Shares pending for allotment			100,000					100,000
Issue of shares against Warrants		$ 1,698,419	(1,698,419)
Issue of shares against Warrants, shares		116,235,878
Balance at Mar. 31, 2025		$ 7,221,948	$ 44,314,520	$ (47,254,686)	$ 87,756	$ (118,650)	$ 19,945	$ 4,270,833
Balances, shares at Mar. 31, 2025		14,359,907

[1]	On December 4, 2024, our stockholders approved Reverse Stock Split maximum of one-for-100 and our Board subsequently approved the Reverse Stock Split at the ratio of one-for-fifty on December 28, 2024. Following these approvals, On January 15, 2025, the Company effected a reverse stock split of its Common Stock at a ratio of one-for-fifty, par value US $0.5. Unless otherwise noted, all references to share and per share amounts in these consolidated financial statements reflect the Reverse Stock Split.